Other Receivables and Prepayments, Net (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Other Receivables and Prepayments, Net [Abstract]
Rental deposits	$ 12,499	$ 36,846
Prepaid expenses	58,714	29,939
Advances to employees	77	78
Other receivables	71,290	66,863
Less: reserve for doubtful accounts	(47,367)	(47,996)
Other receivables and prepayments, net	$ 23,923	$ 18,867